Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases

Note 12 – Leases

The Company’s corporate offices are within leased facilities. The Company doesn’t have any other office or equipment leases subject to the recently adopted ASU 2016-02. This real property lease contains a one-time renewal option for an additional 36 months. In the locations in which it is economically feasible to continue to operate, management expects that lease options will be exercised. The office lease contains provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. As the Company’s lease does not provide an implicit discount rate, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

The components of lease expense were as follows:

For the Six Months Ended
June 30, 2019
Finance lease cost:
Amortization of assets	$19,971
Interest on lease liabilities	9,158
Total lease cost	$29,129

Supplemental balance sheet information related to leases were as follows:

June 30, 2019
Finance lease:
Right-of-use asset	$278,725
Accumulated amortization	(19,971)
Right-of-use asset, net	$258,754

Current portion of finance lease liability	$38,561
Long-term finance lease liability	222,358
Total finance lease liability	$260,919

Weighted average remaining lease term:
Operating leases	N/A
Finance leases	5.5 years

Weighted average discount rate:
Operating leases	N/A
Finance leases	6.75%

Supplemental cash flow and other information related to leases was as follows:

For the Six Months Ended
June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for finance leases	$26,964

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$-
Total finance lease liabilities	$260,919

The Company’s maturities of lease liabilities under finance leases as of June 30, 2019 are as follows:

Finance
Leases

2019	$27,234
2020	55,824
2021	57,498
2022	59,223
2023	61,000
Thereafter	51,957
Total	312,876
Less interest	56,461
Present value of lease liabilities	260,919
Less current portion	38,561
Long-term lease liabilities	$222,358

There were no operating leases as of June 30, 2019.